TAXATION (Schedule of Movement of Valuation Allowance) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
TAXATION [Abstract]
Balance at the beginning of year	$ (1,009)	¥ (6,534)	¥ (62,017)
Disposal of CAH and WHT			¥ 55,949
Acquisition of CHS	$ (3,441)	¥ (22,291)
Change of valuation allowance in the current year	(1,835)	(11,889)	¥ (466)
Balance at the end of year	$ (6,285)	¥ (40,714)	¥ (6,534)